Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 128 and 130, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of June 12, 2012 is 80% to equity Underlying Funds, 5% to fixed income Underlying Funds and 15% to alternative Underlying Funds. Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target strategic allocation will be 75% to equity Underlying Funds, 5% to fixed income Underlying Funds and 20% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

		Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds . The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management . The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”) . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk . Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities . Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Effective August 15, 2012, the following risk factor replaces the “Equity Securities” risk factor listed above:
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
		Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Equity Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,399
10 Years	rr_ExpenseExampleYear10	2,392
1 Year	rr_AverageAnnualReturnYear01	(12.53%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	2.96%
Equity Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.20%	[2]
1 Year	rr_ExpenseExampleYear01	223
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,258
10 Years	rr_ExpenseExampleYear10	2,712
1 Year	rr_AverageAnnualReturnYear01	(7.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	2.62%
Equity Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,639
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
Equity Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,915
1 Year	rr_AverageAnnualReturnYear01	(6.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10	3.43%
Equity Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	2,184
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	(3.19%)
10 Years	rr_AverageAnnualReturnYear10	3.17%
Equity Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,652
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	3.67%
Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	874
10 Years	rr_ExpenseExampleYear10	1,928
2002	rr_AnnualReturn2002	(19.01%)
2003	rr_AnnualReturn2003	34.05%
2004	rr_AnnualReturn2004	14.88%
2005	rr_AnnualReturn2005	9.97%
2006	rr_AnnualReturn2006	18.59%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(42.07%)
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(7.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
10 Years	rr_AverageAnnualReturnYear10	3.40%
Return After Taxes on Distributions | Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10	2.78%
Return After Taxes on Distributions and Sale of Fund Shares | Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	2.79%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) | Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes) | Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval. As a result of the August 15, 2012 changes to the Fund's target strategic asset allocation to the Underlying Funds in which the Fund will invest, the Fund's Net Annual Fund Operating Expenses will increase. Updated Net Annual Fund Operating Expenses will be included in the Fund's Prospectus when the changes to the target strategic asset reallocations are effective on August 15, 2012.